Income tax (expense)/benefit - Additional information (Details) - CNY (¥)	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Income Taxes Disclosure
Statutory tax rate (as a percent)				25.00%
Profits tax	¥ (137,131,000)	¥ (74,924,000)	¥ 26,469,000
Estimated assessable profit	¥ (1,551,254,000)	(1,762,436,000)	(1,163,816,000)
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%
Preferential tax rate	15.00%
Deferred income tax liability	¥ 0	0	0	¥ 0
PRC | Minimum
Income Taxes Disclosure
Withholding tax rate	5.00%
PRC | Maximum
Income Taxes Disclosure
Withholding tax rate	10.00%
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)				16.50%
Profits tax				¥ 0
Estimated assessable profit	¥ 0	0	0
Singapore
Income Taxes Disclosure
Statutory tax rate (as a percent)	17.00%
Profits tax	¥ 0	0	0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Indonesia
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%
Percentage tax rate on gross revenue		0.50%	0.50%